UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                     [LOGO]
                                      H G K

                                EQUITY VALUE FUND


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 2007


                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

HGK EQUITY VALUE FUND                            THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Manager's Discussion and Analysis of Fund Performance .....................    2

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................    6

Statement of Operations ...................................................    7

Statement of Changes in Net Assets ........................................    8

Financial Highlights ......................................................    9

Notes to Financial Statements .............................................   10

Disclosure of Fund Expenses ...............................................   14
--------------------------------------------------------------------------------

The Fund files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-HGK; and (ii) on the Commission's website at http://www.sec.gov.

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

PERFORMANCE SUMMARY

For the six months ended April 30, 2007 the HGK Equity Value Fund (the "Fund") returned 11.36%. The Fund's performance benchmark, the Russell 1000 Value Index, posted a return of 9.79% over the same period while the S&P 500 Index returned 8.60%.

With U.S. equity markets at their highest levels of the past seven years there is great uncertainty concerning the prospects for the market as evidenced by the end-of-quarter sell off and surge in volatility. Fundamentals still remain supportive of stocks as equity valuations are attractive relative to other financial assets. However there are still several unresolved issues including slowing earnings growth, heightened inflationary fears (fueled by high oil and commodity pricing), political uncertainty, terrorism, and new sub-prime lending problems that could threaten to tip the scales to the negative.

OUTLOOK

Critical to our outlook is the extent to which the sub-prime lending meltdown will affect domestic economic growth and ultimately corporate earnings. More importantly mortgage related woes could cause a tightening of credit standards which could have far reaching and severe impact on overall economic health. Our opinion is that sub-prime fallout in housing is causing a sequence of moderate shocks to economic growth. The result should be a period of below trend economic growth for an extended period of time rather than a recession. The initial shocks have already been seen in the sharp decline in home construction particularly in the second half of 2006. The resulting fading wealth will slow consumption leading to only modest growth.

We believe that corporate earnings growth will slow to well below 10% in 2007. While P/E compression has been the tightest in 25 years a premium will be put on sustainable growth as earnings in general slow. Our focus is to concentrate on those sectors that we have a fair degree of conviction regarding future revenue and earnings growth regardless of economic conditions. It is important to remember that in the face of a market-wide slowdown, the durability of earnings will be even more significant. Additionally, an interesting observation is that large cap stocks in general are being discounted at a higher rate than small caps. We expect this anomaly to unwind especially since the economies of scale and more diverse business models of large cap companies should support greater resistance to slowing growth making them more attractive than small caps.

Specifically we are emphasizing Healthcare which continues to be our favorite sector. Demographic trends support secular demand while headwinds in the form of product liability, patent expiration, generic competition and political pressure are already factored into valuations. Energy is also favored although we are shifting some of our concentration from traditional integrated oils to service companies as most major integrateds are flush with cash and must reinvest in their upstream businesses in order to maximize operating efficiency in the long run. We are underweight in Financial Services. This sector represents approximately 20% of the S&P 500 Index and greater than 35% of the Russell 1000 Value

Index. Financials have experienced strong earnings growth and outperformed the market during a period of positive operating fundamentals, low interest rates, favorable deregulation and a strong trading/lending environment. This environment is changing as the relative flatness of the yield curve is leading to narrow net interest margins. Non-performing assets and loan loss reserves had been at historic lows but are now beginning to reverse trend as the economy slows which will pressure earnings. These headwinds should lead to decreased earnings growth and market underperformance.

As always, HGK will adhere to its strong value disciplined approach.

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH NOR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL 1000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

THE S&P 500 INDEX(R) IS A CAPITALIZATION-WEIGHTED INDEX OF 500 STOCKS INTENDED TO BE A REPRESENTATIVE SAMPLE OF LEADING COMPANIES OF LEADING INDUSTRIES WITHIN THE U.S. ECONOMY.

SECTOR WEIGHTINGS+                               THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)


  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

Financials                                                                 18.8%
Health Care                                                                16.5%
Energy                                                                     14.2%
Industrials                                                                 9.9%
Consumer Discretionary                                                      8.6%
Information Technology                                                      7.9%
Consumer Staples                                                            7.5%
Telecommunication Services                                                  4.7%
Materials                                                                   4.6%
Utilities                                                                   4.1%
Repurchase Agreement                                                        3.2%

+ PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS

                                                                         Value
HGK EQUITY VALUE FUND                                          Shares    (000)
-------------------------------------------------------------------------------
COMMON STOCK (96.7%)
AEROSPACE & DEFENSE (2.6%)
  General Dynamics                                              5,500   $   432
                                                                        -------
BANKS (7.2%)
  Bank of America                                               8,100       412
  JPMorgan Chase                                                8,200       427
  PNC Financial Services Group                                  5,000       371
                                                                        -------
                                                                          1,210
                                                                        -------
CHEMICALS (1.4%)
  PPG Industries                                                3,200       236
                                                                        -------
COMPUTERS & SERVICES (4.1%)
  Fiserv*                                                       6,200       330
  International Business Machines                               3,600       368
                                                                        -------
                                                                            698
                                                                        -------
DRUGS (2.3%)
  Pfizer                                                       15,000       397
                                                                        -------
ELECTRICAL SERVICES (4.1%)
  PPL                                                           8,000       349
  Southern                                                      9,000       340
                                                                        -------
                                                                            689
                                                                        -------
ENTERTAINMENT (2.0%)
  Carnival                                                      6,900       337
                                                                        -------
FINANCIAL SERVICES (4.7%)
  Citigroup                                                     7,000       375
  Morgan Stanley                                                5,000       420
                                                                        -------
                                                                            795
                                                                        -------

                                                                         Value
                                                               Shares    (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (6.6%)
  Coca-Cola                                                     6,700   $   350
  Coca-Cola Enterprises                                        13,900       305
  Kellogg                                                       8,600       455
                                                                        -------
                                                                          1,110
                                                                        -------
INSURANCE (6.9%)
  Allstate                                                      6,200       386
  American International Group                                  5,600       392
  MetLife                                                       6,000       394
                                                                        -------
                                                                          1,172
                                                                        -------
MACHINERY (7.3%)
  Caterpillar                                                   6,000       436
  Eaton                                                         4,000       357
  Ingersoll-Rand, Cl A                                         10,000       446
                                                                        -------
                                                                          1,239
                                                                        -------
MEDICAL PRODUCTS & SERVICES (9.2%)
  Johnson & Johnson                                             7,000       450
  Laboratory Corp. of America
    Holdings*                                                   4,300       339
  St. Jude Medical*                                             9,500       407
  UnitedHealth Group                                            6,700       355
                                                                        -------
                                                                          1,551
                                                                        -------
METALS (3.2%)
  Alcoa                                                         7,500       266
  Freeport-McMoRan Copper
    & Gold                                                      4,000       269
                                                                        -------
                                                                            535
                                                                        -------
OIL FIELD SERVICES (2.4%)
  Baker Hughes                                                  5,000       402
                                                                        -------
PAPER & PAPER PRODUCTS (0.9%)
  Kimberly-Clark                                                2,200       157
                                                                        -------
PETROLEUM & FUEL PRODUCTS (2.4%)
  Apache                                                        2,200       159
  GlobalSantaFe                                                 3,800       243
                                                                        -------
                                                                            402
                                                                        -------
PETROLEUM REFINING (9.4%)
  Chevron                                                       5,500       428
  ConocoPhillips                                                6,000       416
  Hess                                                          6,600       374
  Marathon Oil                                                  3,700       376
                                                                        -------
                                                                          1,594
                                                                        -------


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS (concluded)              THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)


                                                        Shares/Face      Value
HGK EQUITY VALUE FUND                                   Amount (000)     (000)
-------------------------------------------------------------------------------
PHARMACEUTICALS (4.9%)
 Eli Lilly                                                     7,000   $    414
 Wyeth                                                         7,500        416
                                                                       --------
                                                                            830
                                                                       --------
PRINTING & PUBLISHING (1.9%)
 Gannett                                                       5,700        325
                                                                       --------
RETAIL (4.7%)
 Home Depot                                                    9,200        348
 Nike, Cl B                                                    5,600        302
 Office Depot*                                                 4,200        141
                                                                       --------
                                                                            791
                                                                       --------
SEMI-CONDUCTORS/INSTRUMENTS (2.0%)
Kla-Tencor                                                     6,000        333
                                                                       --------
TELEPHONES & TELECOMMUNICATIONS (6.5%)
 AT&T                                                          9,600        372
 Motorola                                                     17,500        303
 Verizon Communications                                       11,000        420
                                                                       --------
                                                                          1,095
                                                                       --------
TOTAL COMMON STOCK
 (Cost $13,339)                                                          16,330
                                                                       --------
REPURCHASE AGREEMENT (3.3%)
 Morgan Stanley
  5.000%, dated 04/30/07, to be
  repurchased on 05/01/07, repurchase price
  $548,902 (collateralized by U.S. Treasury Bonds,
  ranging in par value $88,615-$462,690,
  8.125%-8.750%, 08/15/19-05/15/20;
  total market value $559,806)                              $    549        549
                                                                       --------
TOTAL REPURCHASE AGREEMENT
 (Cost $549)                                                                549
                                                                       --------
TOTAL INVESTMENTS (100.0%)
 (Cost $13,888)                                                        $ 16,879
                                                                       ========

PERCENTAGES ARE BASED ON NET ASSETS OF $16,874 (000).
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)

                                                                                             HGK
                                                                                         EQUITY VALUE
                                                                                             FUND
-----------------------------------------------------------------------------------------------------
Assets:
  Investments at Value (Cost $13,888) ................................................   $     16,879
  Cash ...............................................................................             18
  Dividends and Interest Receivable ..................................................             13
  Receivable due from Investment Adviser .............................................             11
  Prepaid Expenses ...................................................................             17
-----------------------------------------------------------------------------------------------------
     Total Assets ....................................................................         16,938
-----------------------------------------------------------------------------------------------------
Liabilities:
  Payable due to Administrator .......................................................             10
  Payable for Capital Shares Sold ....................................................              5
  Payable due to Distributor .........................................................              3
  Chief Compliance Officer Fees Payable ..............................................              2
  Payable due to Trustees ............................................................              2
  Other Accrued Expenses .............................................................             42
-----------------------------------------------------------------------------------------------------
     Total Liabilities ...............................................................             64
-----------------------------------------------------------------------------------------------------
Net Assets ...........................................................................   $     16,874
=====================================================================================================
Net Assets Consist of:
  Paid-in Capital ....................................................................   $     12,791
  Accumulated Net Realized Gain on Investments .......................................          1,092
  Net Unrealized Appreciation on Investments .........................................          2,991
-----------------------------------------------------------------------------------------------------
Net Assets ...........................................................................   $     16,874
=====================================================================================================
Outstanding Shares of Beneficial Interest(1) (unlimited authorization -- no par value)      1,332,786
-----------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share .......................................   $      12.66
=====================================================================================================
Maximum Offering Price Per Share ($12.66 / 94.50%) ...................................   $      13.40
=====================================================================================================

(1) Shares have not been rounded.


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                    THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2007                        (Unaudited)


                                                                                             HGK
                                                                                         EQUITY VALUE
                                                                                             FUND
-----------------------------------------------------------------------------------------------------
Investment Income:
  Dividend Income ....................................................................   $        158
  Interest Income ....................................................................             15
-----------------------------------------------------------------------------------------------------
     Total Investment Income .........................................................            173
-----------------------------------------------------------------------------------------------------
Expenses:
  Investment Advisory Fees ...........................................................             71
  Administration Fees ................................................................             62
  Distribution Fees ..................................................................             20
  Chief Compliance Officer Fees ......................................................              5
  Trustees' Fees .....................................................................              4
  Transfer Agent Fees ................................................................             36
  Professional Fees ..................................................................             27
  Printing Fees ......................................................................             10
  Registration and Filing Fees .......................................................              9
  Custodian Fees .....................................................................              2
  Insurance and Other Fees ...........................................................              3
-----------------------------------------------------------------------------------------------------
     Total Expenses ..................................................................            249
Less:
  Investment Advisory Fees Waived (Note 5) ...........................................            (71)
  Reimbursement from Investment Adviser (Note 5) .....................................            (57)
  Fees Paid Indirectly (Note 4) ......................................................             (1)
-----------------------------------------------------------------------------------------------------
     Net Expenses ....................................................................            120
-----------------------------------------------------------------------------------------------------
Net Investment Income ................................................................             53
-----------------------------------------------------------------------------------------------------
Net Realized Gain on Investments .....................................................          1,099
Net Change in Unrealized Appreciation on Investments .................................            562
-----------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments ......................................          1,661
-----------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations .................................   $      1,714
=====================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)         THE ADVISORS' INNER CIRCLE FUND
For the six-month period ended April 30, 2007 (Unaudited)
For the year ended October 31, 2006

                                                                          HGK
                                                                      EQUITY VALUE
                                                                          FUND
                                                               -------------------------
                                                                11/01/06      11/01/05
                                                               TO 4/30/07    TO 10/31/06
----------------------------------------------------------------------------------------
Operations:
  Net Investment Income ....................................   $       53    $      124
  Net Realized Gain on Investments .........................        1,099           829
  Net Change in Unrealized Appreciation on Investments .....          562         1,491
---------------------------------------------------------------------------------------
  Net Increase in Net Assets Resulting from Operations .....        1,714         2,444
---------------------------------------------------------------------------------------
Dividends and Distributions:
  Net Investment Income ....................................          (53)         (125)
  Net Realized Gain ........................................         (830)         (745)
---------------------------------------------------------------------------------------
  Total Dividends and Distributions ........................         (883)         (870)
---------------------------------------------------------------------------------------
Capital Share Transactions:
  Issued ...................................................          854         2,212
  Reinvestment of Distributions ............................          881           869
  Redeemed .................................................         (907)       (1,340)
---------------------------------------------------------------------------------------
  Net Increase in Net Assets from Capital Share Transactions          828         1,741
---------------------------------------------------------------------------------------
  Total Increase in Net Assets .............................        1,659         3,315
---------------------------------------------------------------------------------------
Net Assets:
  Beginning of Period ......................................       15,215        11,900
---------------------------------------------------------------------------------------
  End of Period ............................................   $   16,874    $   15,215
=======================================================================================

Undistributed Net Investment Income ........................   $       --    $       --
=======================================================================================
Share Transactions:
  Issued ...................................................           70           197
  Reinvestment of Distributions ............................           73            81
  Redeemed .................................................          (75)         (118)
---------------------------------------------------------------------------------------
  Net Increase in Shares Outstanding from Share Transactions           68           160
=======================================================================================

Amount designated as "--" is either $0 or has been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND

For a share outstanding throughout each period

For the six-month period ended April 30, 2007 (Unaudited) and the years ended October 31,




           Net                   Realized and                                                                    Net
          Asset                   Unrealized                   Dividends     Distributions                      Asset
         Value,        Net           Gain                       from Net         From            Total         Value,
        Beginning   Investment    (Loss) on      Total from    Investment       Capital      Dividends and       End
        of Period     Income     Investments     Operations      Income          Gains       Distributions    of Period
        ---------   ----------   ------------    ----------    ----------    -------------   -------------    ---------
---------------------
HGK EQUITY VALUE FUND
---------------------
2007*     $12.03       $0.04(1)      $1.29         $1.33        $(0.04)          $(0.66)         $(0.70)        $12.66
2006       10.77        0.10(1)       1.91          2.01         (0.10)           (0.65)          (0.75)         12.03
2005        9.69        0.07(1)       1.08          1.15         (0.07)              --           (0.07)         10.77
2004        8.64        0.08          1.05          1.13         (0.08)              --           (0.08)          9.69
2003        6.80        0.08          1.84          1.92         (0.08)              --           (0.08)          8.64
2002        8.46        0.07         (1.66)        (1.59)        (0.07)              --           (0.07)          6.80


                                               Ratio of Expenses
                                                  to Average          Ratio
                       Net                        Net Assets          of Net
                     Assets,       Ratio      (Excluding Waivers,   Investment
                       End      of Expenses     Reimbursements,       Income     Portfolio
         Total      of Period   to Average       and Fees Paid      to Average   Turnover
        Return+       (000)     Net Assets        Indirectly)       Net Assets     Rate
        --------    ---------   -----------   -------------------   ----------   ---------
---------------------
HGK EQUITY VALUE FUND
---------------------
2007*    11.36%      $16,874      1.51%(2)           3.13%             0.69%        36%
2006     19.63        15,215      1.51(2)            3.43              0.89         60
2005     11.89        11,900      1.50               3.45              0.69         67
2004     13.07        10,924      1.50               3.07              0.81         45
2003     28.48         7,122      1.50               4.21              1.10         30
2002    (18.97)        5,241      1.50               4.19              0.80         34

* For the six-month period ended April 30, 2007. All ratios for the period have been annualized.

+ Total return is for the period indicated and has not been annualized. Total return figures do not include applicable sales loads. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect, if they had not been in effect, performance would have been lower.

(1)   Per share data calculated using average shares method.

(2) The ratio of expenses to average net assets excludes the effect of fees paid indirectly. If the expense offsets were included, the ratio would have been 1.50%.

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and a Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the HGK Equity Value Fund (the "Fund"). The investment objective of the Fund is long-term appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of U.S companies with market capitalizations of more than $5 billion. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2007, there were no securities valued in accordance with the Fair Value Procedures.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)

      in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid monthly to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

      NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the Fund is equal to the net asset value per share plus the maximum sales load of 5.50%.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 plus $15,000 for each additional class, or 0.18% of the first $250 million, 0.14% of the next $250 million, and 0.10% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Trust has adopted a distribution plan that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

During the six months ended April 30, 2007, the Fund earned cash management credits of $983 which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENTS:

The Trust and HGK Asset Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated August 15, 1994, under which the Adviser receives an annual fee equal to 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses for the Fund from exceeding 1.50% of the Fund's average daily net assets.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government Securities, for the six months ended April 30, 2007, were as follows (000):

Purchases                             $ 5,556
Sales                                   5,576

NOTES TO FINANCIAL STATEMENTS (continued)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)


7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of dividends and distributions paid during the last two years was as follows (000):

                             LONG-TERM
              ORDINARY        CAPITAL
               INCOME           GAIN           TOTAL
              --------       ---------        -------
  2006         $  197          $  673         $   870
  2005             78              --              78

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income                 $    279
Undistributed Long-Term Capital Gain               551
Unrealized Appreciation                          2,422
                                              --------
Total Distributable Earnings                  $  3,252
                                              ========

At April 30, 2007, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 2007, was as follows (000):

Federal Tax Cost                              $ 13,895
                                              ========
Aggregate gross
  unrealized appreciation                     $  3,217
Aggregate gross
  unrealized depreciation                         (233)
                                              --------
Net unrealized appreciation                   $  2,984
                                              ========

8. OTHER:

At April 30, 2007, there was one shareholder who held 10% of the total outstanding shares.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (the "FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund will not be required to adopt FIN 48 until April 30, 2008. As of April 30, 2007, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

NOTES TO FINANCIAL STATEMENTS (concluded)        THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)


In September 2006, FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS ("SFAS") NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

DISCLOSURE OF FUND EXPENSES                      THE ADVISORS' INNER CIRCLE FUND
April 30, 2007                                                       (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                            BEGINNING      ENDING                   EXPENSES
                             ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                              VALUE         VALUE       EXPENSE      DURING
                            11/01/06      04/30/07       RATIOS     PERIOD*
----------------------------------------------------------------------------
HGK EQUITY VALUE FUND
----------------------------------------------------------------------------
  Actual Fund Return         $1,000.00     $1,113.60      1.50%      $7.86
  Hypothetical 5% Return      1,000.00      1,017.36      1.50        7.50


* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                      NOTES

                                      NOTES

TRUST:
The Advisors' Inner Circle Fund

FUND:
HGK Equity Value Fund

ADVISER:
HGK Asset Management, Inc.

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

For information call: 1-877-DIAL-HGK



HGK-SA-005-1100

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 -------------------------------
                                                 James F. Volk, President

Date:  June 27, 2007


By (Signature and Title)*                        /s/ Michael Lawson
                                                 -------------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  June 27, 2007

* Print the name and title of each signing officer under his or her signature.